Hartford Alpha Capture International Growth ETF Investment Objectives and Goals - Hartford Alpha Capture International Growth ETF	Sep. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Hartford Alpha Capture International Growth ETF Summary Section
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.